Average Annual Total Returns - FidelityStockSelectorLargeCapValueFund-AMCIZPRO - FidelityStockSelectorLargeCapValueFund-AMCIZPRO - Fidelity Stock Selector Large Cap Value Fund	Apr. 01, 2023
Fidelity Advisor Stock Selector Large Cap Value Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(5.46%)
Past 5 years	6.96%
Past 10 years	10.15%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(11.15%)
Past 5 years	5.40%
Past 10 years	9.21%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(12.74%)
Past 5 years	4.29%
Past 10 years	8.50%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(5.44%)
Past 5 years	4.09%
Past 10 years	7.46%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(7.37%)
Past 5 years	5.78%
Past 10 years	9.13%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(9.25%)
Past 5 years	5.61%
Past 10 years	9.13%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(5.36%)
Past 5 years	7.11%
Since Inception	8.01%	[1]
RS005
Average Annual Return:
Past 1 year	(7.54%)
Past 5 years	6.67%
Past 10 years	10.29%

[1]	A From February 1, 2017